FAIR VALUE MEASUREMENTS - Schedule of Fair Value (Details) - EBP 008 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 674.8	$ 534.9
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	58.8	54.1
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	35.4	33.7
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	19.8	16.1
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3.6	4.3
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	58.8	54.1
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	35.4	33.7
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	19.8	16.1
Level 1 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3.6	4.3
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0.0	0.0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0.0	0.0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0.0	0.0
Level 2 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0.0	0.0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0.0	0.0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0.0	0.0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0.0	0.0
Level 3 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0.0	0.0
NAV | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 616.0	$ 480.8